Shareholders’ equity - Narrative (Details) - USD ($)	1 Months Ended						2 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025	Jan. 31, 2024	Dec. 31, 2023	May 31, 2023	Apr. 30, 2023	May 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Common stock, value authorized	$ 140,010,000							$ 140,010,000	$ 140,010,000
Common stock, shares authorized (in shares)	140,010,000							140,010,000	140,010,000
Common stock, par value per share (in USD per share)	$ 1.00	$ 1.00		$ 1.00				$ 1.00	$ 1.00
Transfer to contributed surplus									$ 0
Exercise price (in USD per share)								$ 7.05
Long-Term Incentive Plan
Subsidiary, Sale of Stock [Line Items]
Shares issued (in shares)	100,000
Exercise price (in USD per share)	$ 7.05
Contributed surplus
Subsidiary, Sale of Stock [Line Items]
Transfer to contributed surplus			$ 97,900,000						97,900,000
Additional paid-in capital
Subsidiary, Sale of Stock [Line Items]
Transfer to contributed surplus			$ (97,900,000)						$ (97,900,000)
IPO
Subsidiary, Sale of Stock [Line Items]
Common shares issued (in shares)						7,720,000
Offering price (in USD per share)						$ 5.80
Net proceeds from the offering				$ 16,900,000			$ 44,900,000
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Common shares issued (in shares)					910,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Common shares issued (in shares)		2,650,000		3,117,143
Offering price (in USD per share)		$ 5.73		$ 5.64